NATURE OF OPERATIONS AND GOING CONCERN	9 Months Ended
Sep. 30, 2022
Nature Of Operations And Going Concern
NATURE OF OPERATIONS AND GOING CONCERN

1. NATURE OF OPERATIONS AND GOING CONCERN

Premium Nickel Resources Ltd. (TSXV: PNRL) (formerly, North American Nickel Inc.) is the continuing company after giving effect to the reverse takeover transaction (the “RTO”) of the Company (then named North American Nickel Inc. (“NAN”)), whereby Premium Nickel Resources Corporation (“PNRC”), the RTO acquiror, and 1000178269 Ontario Inc., a wholly-owned subsidiary of NAN (“NAN Subco”), amalgamated by way of a triangular amalgamation (the “Amalgamation”) under the Business Corporations Act (Ontario) (the “OBCA”) effective August 3, 2022 (Note 4). Prior to the RTO, the common shares of NAN were listed and posted for trading on the TSX Venture Exchange (the “Exchange”) under the symbol “NAN”. Following the RTO, the common shares of Premium Nickel Resources Ltd., are listed and posted for trading on the Exchange under the symbol “PNRL”.

Prior to the RTO, PNRC was a private company existing under the OBCA to evaluate, acquire, improve and reopen, assuming economic feasibility, a combination of certain assets of BCL Limited (“BCL”) and Tati Nickel Mining Company (“TNMC”) that were in liquidation in Botswana. The initial investors of PNRC include NAN, several resource investors, and local Namibian and Botswanan mine operators.

In connection with the RTO, the Company was continued under the OBCA and changed its name from “North American Nickel Inc.” to “Premium Nickel Resources Ltd.” The following corporate structure chart sets forth details of the direct and indirect ownership of the principal subsidiaries of the Company.

Currently, the Company’s principal business activity is the exploration and development of mineral properties in Botswana through its wholly-owned subsidiaries.

Notes to the Unaudited Condensed Interim Consolidated Financial statements

For the Three and Nine Months Ended September 30, 2022

(Expressed in Canadian dollars)

Notes:

(1)	Premium Nickel Resources Proprietary Limited owns the Selebi Mines (as defined below).
(2)	Premium Nickel Group Proprietary Limited owns the Selkirk mine.

The Company has its head and registered office at One First Canadian Place, 100 King Street West, Suite 3400, Toronto, Ontario, Canada, M5X 1A4.

PNRC submitted its indicative offer to the BCL and TNMC liquidators in June 2020 to acquire assets of the former-producing BCL Mining Complex and TNMC operations located in north-eastern Botswana. On February 10, 2021, PNRC was selected as the preferred bidder and on March 22, 2021, PNRC entered into a Memorandum of Understanding providing for a six-month exclusivity period to complete additional work and negotiate the asset purchase agreements.

On September 28, 2021, PNRC executed a definitive asset purchase agreement (the “Selebi APA”) with the liquidator of BCL to acquire the Selebi and Selebi North (together, the “Selebi Assets”) nickel-copper-cobalt (“Ni-Cu-Co”) deposits and related infrastructure formerly operated by BCL. On January 31, 2022, PNRC closed the transaction and ownership of the assets was transferred to the Company.

PNRC also negotiated a separate asset purchase agreement to finalize terms for any prioritized assets formerly operated by TNMC. On August 22, 2022, the Company announced the completion of its acquisition of the nickel, copper, cobalt, platinum-group elements (“Ni-Cu-Co-PGE”) Selkirk mine in Botswana, together with associated infrastructure and four surrounding prospecting licenses (“Selkirk Assets”). The acquisition was completed pursuant to the Company’s previously-announced asset purchase agreement with the liquidator of TNMC on January 20, 2022. With the acquisition now complete, ownership of the Selkirk mine has been transferred to the Company.

The Company continues to monitor the global COVID-19 developments and is committed to working with health and safety as a priority and in full respect of all government and local COVID-19 protocol requirements. PNRL has developed COVID-19 travel, living and working protocols and is ensuring integration of those protocols with the currently applicable protocols of the Government of Botswana and surrounding communities.

Going Concern

The Company, being in the exploration and redevelopment stage, is subject to risks and challenges similar to companies in a comparable stage of development. These risks include the challenges of securing adequate capital for exploration, development and operational risks inherent in the mining industry, and global economic and metal price volatility and there is no assurance management will be successful in its endeavors. As at September 30, 2022, the Company had no source of operating cash flows, nor any credit line currently in place. The Company incurred a net loss of $78,287,243 for the nine months ended September 30, 2022 ($1,669,387 for the nine months ended September 30, 2021). The Company’s committed cash obligations and expected level of expenses will vary depending on its operations.

These unaudited condensed interim consolidated financial statements have been prepared on the assumption that the Company will continue as a going concern, meaning it will continue in operation for the foreseeable future and will be able to realize assets and discharge liabilities in the ordinary course of operations. The ability of the Company to continue operations as a going concern is ultimately dependent upon achieving profitable operations and its ability to obtain adequate financing. To date, the Company has not generated profitable operations from its resource activities and will need to invest additional funds in carrying out its planned exploration, development and operational activities. It is not possible to predict whether financing efforts will be successful or if the Company will attain a profitable level of operation. These uncertainties cast substantial doubt about the Company’s ability to continue as a going concern. These unaudited condensed interim consolidated financial statements do not include any adjustments relating to the recoverability and classification of recorded asset amounts and classification of liabilities and the reported expenses and comprehensive loss that might be necessary should the Company be unable to continue as a going concern. These adjustments could be material.

Notes to the Unaudited Condensed Interim Consolidated Financial statements

For the Three and Nine Months Ended September 30, 2022

(Expressed in Canadian dollars)

The evaluation properties in which the Company currently has an interest are in pre-revenue exploration stage. As such, the Company is dependent on external financing to fund its activities. In order to carry out the planned due diligence, exploration and cover administrative costs, the Company will use its existing working capital and raise additional amounts as needed. Although the Company has been successful in its past fundraising activities, there is no assurance as to the success of future fundraising efforts or as to the sufficiency of funds raised in the future. The Company will continue to assess new properties and seek to acquire interests in additional properties if there is sufficient geologic or economic potential and if adequate financial resources are available to do so.

The Financial Statements were approved and authorized for issuance by the Board of Directors of the Company on November 28, 2022. The discussion in the notes to the condensed interim consolidated financial statements is stated in Canadian dollars.